Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-Term Debt

	June 30, 2013	December 31, 2012
	$	$
Revolving Credit Facilities	1,705,306	1,627,979
Senior Notes (8.5%) due January 15, 2020	447,269	447,115
Norwegian Kroner-denominated Bonds due through January 2018	578,509	467,223
U.S. Dollar-denominated Term Loans due through 2021	2,669,263	2,432,374
U.S. Dollar-denominated Term Loan of Variable Interest Entity due October 2016	—	230,359
Euro-denominated Term Loans due through 2023	329,480	341,382
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	13,282	13,282

Total	5,743,109	5,559,714
Less current portion	942,964	797,411

Long-term portion	4,800,145	4,762,303